CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Operations (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Selling, general and administrative	90,722		58,155	245,297	223,508
Total operating loss	(127,721)		(15,263)	(58,584)	(81,931)
Other expense (income):
Change in fair value of derivative warrant liabilities		6,800		$ 23,600	(10,300)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Change in fair value of derivative warrant liabilities
Loss before income taxes	(126,360)	(126,360)	(20,944)	$ (48,538)	(112,943)
Income tax benefit	5,803	$ 5,803	(113)	(110)	6,975
Net loss attributable to Class A shareholders	(95,567)		(21,057)	(42,443)	(89,981)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	(36)		96	450	(147)
Comprehensive loss attributable to Class A shareholders	(95,596)		$ (20,961)	(42,050)	(90,103)
Parent Company
Condensed Income Statements, Captions [Line Items]
Net revenue	0			0	0
Selling, general and administrative	0			18,393	1,259
Total operating loss	0			(18,393)	(1,259)
Other expense (income):
Interest expense (income), net	19			24	(14)
Change in fair value of derivative warrant liabilities	6,793			(23,627)	10,337
Loss before income taxes	6,812			5,209	(11,582)
Income tax benefit	0			0	0
Income (loss) before equity in undistributed earnings of subsidiaries	6,812			5,209	(11,582)
Equity in undistributed earnings of subsidiaries	(102,379)			(47,652)	(78,399)
Net loss attributable to Class A shareholders	(95,567)			(42,443)	(89,981)
Other comprehensive income (loss) — foreign currency translation adjustments, net of tax	(29)			393	(122)
Comprehensive loss attributable to Class A shareholders	$ (95,596)			$ (42,050)	$ (90,103)